Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital
Schedule of share capital shares

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Ordinary shares at par value of US$0.0005 (December 31, 2024: US$0.0005) each

Authorised:
3,000,000,000 (December 31, 2024: 3,000,000,000) ordinary shares	1,500,000	11,700,000	11,700,000

Issued and fully paid:
17,155,000 (December 31, 2024: 15,000,000) ordinary shares	8,524	66,916	58,500

Summary of changes in share capital
	Number of	Share
	issued	capital
	shares	HK$

At December 31, 2024 (Audited)	15,000,000	58,500

Issue of shares	2,155,000	8,416

At June 30, 2025 (Unaudited)	17,155,000	66,916